INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
Schedule of Inventories
Inventories consist of the following:

	December 31,
	2016	2017
Raw materials	$2,947,296	$6,087,516
Work-in-process	4,878,905	7,693,833
Finished goods	4,454,499	5,821,975
Total	$12,280,700	$19,603,324